Share-Based Compensation (Summary Of Restricted Stock Award) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.2	[1]
Vested, Shares		[1]
Forfeited, Shares		[1]
Weighted-Average Grant Date Fair Value	$ 7.84		$ 7.45	$ 7.42
Restricted Stock And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, Shares	3.2
Granted, Shares	1.5
Vested, Shares	(1.6)
Forfeited, Shares	(0.3)
Outstanding, Shares	2.8		3.2
Weighted Average Grant Date Fair Value, Balance	$ 24.04
Weighted Average Grant Date Fair Value, Granted	$ 27.83		$ 25.48	$ 23.78
Weighted Average Grant Date Fair Value, Vested	$ 23.41
Weighted Average Grant Date Fair Value, Forfeited	$ 25.64
Weighted-Average Grant Date Fair Value	$ 26.17

[1]	Based on target number of shares of common stock subject to each grant of performance stock units.